Consolidated Interim Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 365,664	$ 334,850
Short-term investments	90,072	80,000
Accounts receivable, net	29,529	30,778
Prepaid expenses and other assets	4,305	7,614
Total current assets	489,570	453,242
Property and equipment, net	981	1,025
Right-of-use assets, net	4,046	4,308
Intangible assets, net	47,390	47,666
Goodwill	396,400	395,804
Deferred tax asset	2,817	3,373
Other non-current assets	739	746
Total non-current assets	452,373	452,922
Total assets	941,943	906,164
Liabilities and equity
Accounts payable and accrued expenses	17,129	14,990
Current lease liabilities	1,112	1,162
Income taxes payable	6,015	1,512
Contract liabilities	1,413	1,754
Other current liabilities	4,857	3,966
Total current liabilities	30,526	23,384
Long-term borrowings with related party	34,095	34,014
Non-current lease liabilities	3,374	3,510
Deferred tax liabilities	2,458	0
Other non-current liabilities	4,010	3,223
Total non-current liabilities	43,937	40,747
Total liabilities	74,463	64,131
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive loss	(9,153)	(10,688)
Retained earnings	495,971	472,125
Equity attributable to DoubleDown Interactive Co., Ltd.	867,296	841,915
Equity attributable to non-controlling interests	184	118
Total equity	867,480	842,033
Total liabilities and equity	$ 941,943	$ 906,164